Revenue - Disaggregation of Revenue, Timing of Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 750	$ 2,090	$ 9,979
Transferred at a point in time – Licensing Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	527	6,809
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 750	$ 1,563	$ 3,171